Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Absolute Return Advantage Portfolio
Entity Central Index Key	0001493214
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000091471
Shareholder Report [Line Items]
Fund Name	Global Macro Absolute Return Advantage Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$238	2.17%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Absolute Return Advantage Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,137	$10,005	$10,001
12/15	$10,156	$9,978	$10,004
1/16	$9,999	$10,123	$10,004
2/16	$10,009	$10,221	$10,007
3/16	$10,177	$10,305	$10,011
4/16	$10,208	$10,322	$10,014
5/16	$10,323	$10,366	$10,015
6/16	$10,386	$10,563	$10,018
7/16	$10,427	$10,627	$10,021
8/16	$10,689	$10,621	$10,023
9/16	$10,730	$10,620	$10,028
10/16	$10,762	$10,517	$10,031
11/16	$10,615	$10,343	$10,032
12/16	$10,751	$10,372	$10,037
1/17	$10,794	$10,334	$10,041
2/17	$10,815	$10,422	$10,045
3/17	$11,049	$10,417	$10,047
4/17	$11,145	$10,488	$10,054
5/17	$11,198	$10,549	$10,059
6/17	$11,240	$10,520	$10,067
7/17	$11,166	$10,554	$10,076
8/17	$11,283	$10,650	$10,085
9/17	$11,272	$10,601	$10,094
10/17	$11,357	$10,646	$10,103
11/17	$11,410	$10,663	$10,111
12/17	$11,372	$10,686	$10,123
1/18	$11,526	$10,610	$10,135
2/18	$11,460	$10,586	$10,144
3/18	$11,438	$10,674	$10,158
4/18	$11,284	$10,634	$10,172
5/18	$11,131	$10,674	$10,187
6/18	$10,977	$10,694	$10,204
7/18	$11,010	$10,697	$10,220
8/18	$10,747	$10,730	$10,239
9/18	$10,703	$10,689	$10,255
10/18	$10,549	$10,668	$10,272
11/18	$10,439	$10,720	$10,293
12/18	$10,424	$10,875	$10,312
1/19	$10,622	$10,990	$10,333
2/19	$10,720	$11,003	$10,351
3/19	$10,687	$11,200	$10,374
4/19	$10,676	$11,207	$10,394
5/19	$10,786	$11,368	$10,417
6/19	$11,039	$11,528	$10,440
7/19	$11,259	$11,618	$10,459
8/19	$11,160	$11,882	$10,481
9/19	$11,368	$11,827	$10,499
10/19	$11,412	$11,806	$10,519
11/19	$11,665	$11,792	$10,532
12/19	$11,966	$11,768	$10,547
1/20	$12,081	$11,981	$10,562
2/20	$12,001	$12,127	$10,577
3/20	$10,742	$11,938	$10,608
4/20	$11,326	$12,132	$10,609
5/20	$11,783	$12,166	$10,609
6/20	$11,955	$12,227	$10,610
7/20	$11,920	$12,360	$10,613
8/20	$12,184	$12,271	$10,613
9/20	$12,115	$12,316	$10,615
10/20	$12,138	$12,317	$10,616
11/20	$12,344	$12,387	$10,617
12/20	$12,530	$12,425	$10,618
1/21	$12,627	$12,358	$10,619
2/21	$12,615	$12,166	$10,620
3/21	$12,506	$12,118	$10,620
4/21	$12,615	$12,150	$10,621
5/21	$12,760	$12,177	$10,621
6/21	$12,845	$12,236	$10,620
7/21	$12,833	$12,388	$10,621
8/21	$12,930	$12,364	$10,621
9/21	$12,905	$12,247	$10,622
10/21	$12,857	$12,215	$10,622
11/21	$12,784	$12,302	$10,622
12/21	$12,990	$12,252	$10,623
1/22	$12,901	$12,060	$10,623
2/22	$12,787	$11,899	$10,624
3/22	$12,533	$11,643	$10,627
4/22	$12,761	$11,330	$10,629
5/22	$12,571	$11,314	$10,636
6/22	$12,215	$11,142	$10,638
7/22	$11,961	$11,426	$10,644
8/22	$12,342	$11,128	$10,661
9/22	$12,114	$10,771	$10,687
10/22	$12,241	$10,734	$10,704
11/22	$12,558	$11,007	$10,739
12/22	$12,738	$10,877	$10,778
1/23	$13,058	$11,128	$10,811
2/23	$13,098	$10,951	$10,847
3/23	$13,031	$11,193	$10,893
4/23	$13,058	$11,251	$10,928
5/23	$13,297	$11,207	$10,970
6/23	$13,577	$11,200	$11,021
7/23	$13,604	$11,204	$11,065
8/23	$13,630	$11,190	$11,114
9/23	$13,417	$10,997	$11,165
10/23	$13,391	$10,919	$11,215
11/23	$13,524	$11,294	$11,266
12/23	$13,804	$11,655	$11,318
1/24	$13,942	$11,632	$11,366
2/24	$14,134	$11,552	$11,413
3/24	$14,492	$11,656	$11,464
4/24	$14,396	$11,469	$11,513
5/24	$14,685	$11,570	$11,569
6/24	$14,588	$11,671	$11,616
7/24	$14,795	$11,896	$11,668
8/24	$14,712	$12,026	$11,724
9/24	$14,836	$12,166	$11,775
10/24	$14,726	$12,001	$11,819
11/24	$14,891	$12,144	$11,865
12/24	$15,115	$12,051	$11,912
1/25	$15,553	$12,097	$11,956
2/25	$15,743	$12,243	$11,994
3/25	$15,830	$12,192	$12,034
4/25	$15,888	$12,312	$12,076
5/25	$16,224	$12,271	$12,120
6/25	$16,457	$12,389	$12,160
7/25	$16,589	$12,379	$12,201
8/25	$16,851	$12,447	$12,249
9/25	$17,129	$12,538	$12,290
10/25	$17,537	$12,637	$12,333

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Macro Absolute Return Advantage Portfolio	19.09%	7.63%	5.77%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,822,349,193
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 38,249,773
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,822,349,193
# of Portfolio Holdings (including derivatives)	1,118
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$38,249,773

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122